Loans - Activity in ALLL by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 6,110	$ 9,758	$ 7,090
Addition to (reduction in) provision for loan losses	1,129	3,375	8,468
Charge-offs	(2,591)	(7,498)	(6,165)
Recoveries	589	472	355
Reclass of ALLL on loan-related commitments		3	10
Ending balance	5,237	6,110	9,758
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,281	1,879
Addition to (reduction in) provision for loan losses	(1,251)	1,481
Charge-offs	(99)	(1,296)
Recoveries	380	214
Reclass of ALLL on loan-related commitments		3
Ending balance	1,311	2,281
Real estate [Member] | Single-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	207	241
Addition to (reduction in) provision for loan losses	180	83
Charge-offs	(64)	(124)
Recoveries	9	7
Ending balance	332	207
Real estate [Member] | Multi-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,470	2,520
Addition to (reduction in) provision for loan losses	700	2,108
Charge-offs	(796)	(3,167)
Recoveries	22	9
Ending balance	1,396	1,470
Real estate [Member] | Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		74
Addition to (reduction in) provision for loan losses		(74)
Charge-offs
Recoveries
Ending balance
Real estate [Member] | Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,863	4,719
Addition to (reduction in) provision for loan losses	1,412	(406)
Charge-offs	(1,467)	(2,652)
Recoveries	138	202
Ending balance	1,946	1,863
Consumer [Member] | Home equity lines of credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	272	303
Addition to (reduction in) provision for loan losses	78	183
Charge-offs	(126)	(241)
Recoveries	17	27
Ending balance	241	272
Consumer [Member] | Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	17	22
Addition to (reduction in) provision for loan losses	10
Charge-offs	(39)	(18)
Recoveries	23	13
Ending balance	$ 11	$ 17